Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll and payroll related expenses	$ 1,105	$ 1,385
Accrued stock issuance costs	285	4,695
Accrued outsourced engineering services	2,514	3,205
Accrued purchases of property and equipment	2,533	433
Accrued legal expenses	8,845	243
Other accrued expenses	2,457	804
Current portion of finance lease liability	1,070
Current portion of BTS lease financing liability		660
Total accrued expenses and other current liabilities	$ 18,809	$ 11,425